LORD ABBETT                           [GRAPHIC]

                                      2001
                                     ANNUAL
                                     REPORT

LORD ABBETT
SERIES FUND

Bond-Debenture Portfolio

Growth & Income Portfolio

International Portfolio

Mid-Cap Value Portfolio






FOR THE YEAR ENDED DECEMBER 31, 2001

LORD ABBETT SERIES FUND ANNUAL REPORT
FOR THE YEAR ENDED DECEMBER 31, 2001


DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Lord Abbett Series Fund's strategies and performance for the fiscal-year ended December 31, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in this manner, we will save money for our shareholders.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.


BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN

MARKET REVIEW

     The Fund's fiscal year began with a general decelerating of the economy in the beginning of 2001-capital spending dropped and earnings suffered. In the beginning of the new year, the Federal Reserve Board (the Fed) began implementing a monetary stimulus policy, which accelerated after September 11, reducing the federal funds rate 125 basis points, to a 40-year low of 1.75% by year-end. Counter-cyclical fiscal policies were also put in place to help fuel the economy-specifically, a federal tax cut earlier this year coupled with an increase in general government spending, some of which is related to the events of September 11. This strategy is the first time monetary and fiscal policy have been used together since the 1970s in a classic counter-cyclical manner.

     As the year continued, the economy contracted with Gross Domestic Product turning negative, resulting in part from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

     The U.S. economy was already showing signs of a downward trend before the events of September 11. Manufacturing activity slowed and August labor data showed an unemployment rate of 4.9%- the highest level since September 1997. Eventually, most believed rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 accelerated the economic slowdown many believe was already in progress.

(Unaudited)

LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO


Q: HOW DID THE PORTFOLIO PERFORM OVER THE YEAR ENDED DECEMBER 31, 2001?

A: The Bond Debenture Portfolio was added to Lord Abbett Series Fund on December 3, 2001. From inception to December 31, 2001, Lord Abbett Series-Fund-Bond Debenture Portfolio returned .30%,(1) outperforming its benchmark, as measured by the Lehman Aggregate Bond Index,(2) which returned -.64% for the month of December.

Q: WHAT IS THE OUTLOOK FOR THE COMING MONTHS?

A: We look forward to a modest economic recovery beginning in the first half of 2002 and believe the Fed is nearing the end of its interest rate easing cycle. We do not concur, however, with those who expect the Fed to suddenly reverse its stance and push rates higher. Instead, we anticipate that the Fed will resume its historically gradualist approach, raising rates only when the results of its economic stimulus efforts are apparent. If we are correct, interest rates should remain low for much of 2002, although not returning to the historic lows experienced during the height of the flight to quality moves in late October. Although corporate profitability is likely to improve in 2002-a positive catalyst for stocks as well as convertible bond prices-we are less certain of the timing of that turnaround.






(1) Reflects performance at the net asset value of class VC shares for the period ended 12/31/01.

(2) This index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(Unaudited)

Q: HOW IS THE PORTFOLIO BEING POSITIONED BASED ON THAT OUTLOOK?

A: Given this outlook, even though Treasury yields have risen a bit from their lows of the year, we do not expect an appreciable improvement in yields in that sector in 2002 and will maintain the portfolio's current minimal exposure. We will maintain, and possibly reduce, the portfolio's holdings in investment-grade bonds-already at relatively high historical levels for the portfolio-and will increase exposure to high-yield bonds, where prices are expected to rise as the economy improves. Finally, we will also add a few more convertible bonds where appropriate, even as we remain mindful of the potential volatility on the equity side of these investments.

A NOTE ABOUT RISK: The Portfolio invests substantially in high-yield securities, sometimes called "junk bonds". These securities carry increased risks of price volatility, illiquidity and the possibility of default in the timely payment of interest and principal. These factors can affect Portfolio performance.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, PORTFOLIO PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Portfolio will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

FOR FURTHER UPDATED PERFORMANCE INFORMATION, PLEASE CALL LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.LordAbbett.com.

SCHEDULE OF INVESTMENTS
BOND-DEBENTURE PORTFOLIO DECEMBER 31, 2001

                                                                                              PRINCIPAL
                                                            INTEREST            MATURITY         AMOUNT
INVESTMENTS                                                     RATE                DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.13%

INVESTMENT-GRADE CORPORATE BONDS 12.45%

CHEMICALS 2.57%
Ferro Corp.                                                    9.125%           1/1/2009          $  25         $ 25,738
                                                                                                                --------
FINANCIAL: MISCELLANEOUS 4.86%
Ford Motor Credit                                               7.25%         10/25/2011             50           48,740
                                                                                                                --------
FOOD 2.44%
Dole Food Co.                                                  6.375%          10/1/2005             25           24,463
                                                                                                                --------
TELECOMMUNICATIONS 2.58%
Rogers Wireless, Inc.                                          9.625%           5/1/2011             25           25,875
                                                                                                                --------
TOTAL INVESTMENT-GRADE CORPORATE BONDS
  (COST $125,183)                                                                                                124,816
                                                                                                                ========
HIGH-YIELD CORPORATE DEBT 49.43%

ALUMINUM 2.59%
Century Aluminum Co.                                           11.75%          4/15/2008             25           26,000
                                                                                                                --------
BEVERAGES 2.51%
Great Atlantic & Pacific Tea                                   9.125%         12/15/2011             25           25,188
                                                                                                                --------
BROADCASTING 2.51%
Echostar DBS Corp.+                                            9.125%          1/15/2009             25           25,187
                                                                                                                --------
BUSINESS SERVICES 2.58%
Iron Mountain, Inc.                                             8.75%          9/30/2009             25           25,875
                                                                                                                --------
CABLE SERVICES 2.30%
Century Communications Corp.                                   8.375%         12/15/2007             25           23,095
                                                                                                                --------
CHEMICALS 5.73%
Airgas, Inc.                                                   9.125%          10/1/2011             30           31,800
OM Group, Inc.+                                                 9.25%         12/15/2011             25           25,625
                                                                                                                --------
                                                                                                                  57,425
                                                                                                                --------


4      SEE NOTES TO FINANCIAL STATEMENTS.

BOND-DEBENTURE PORTFOLIO DECEMBER 31, 2001

                                                                                              PRINCIPAL
                                                            INTEREST            MATURITY         AMOUNT
INVESTMENTS                                                     RATE                DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
CONTAINERS 2.43%
Owens Illinois, Inc.                                            7.85%          5/15/2004          $  25         $ 24,375
                                                                                                                --------
EDUCATION SERVICES 2.56%
Delco Remy Int'l., Inc.                                        11.00%           5/1/2009             25           25,625
                                                                                                                --------
ELECTRIC POWER 2.28%
Aes Corp.                                                       9.50%           6/1/2009             25           22,875
                                                                                                                --------
ENERGY EQUIPMENT & SERVICES 5.09%
Stone Energy Corp.+                                             8.25%         12/15/2011             50           51,000
                                                                                                                --------
FOOD 4.92%
Ingles Markets, Inc.+                                           8.875%         12/1/2011             50           49,375
                                                                                                                --------
HOME BUILDERS 2.44%
D. R. Horton, Inc.                                              7.875%         8/15/2011             25           24,500
                                                                                                                --------
LEISURE 2.50%
Mandalay Resorts Group+                                         9.375%         2/15/2010             25           25,031
                                                                                                                --------
POLLUTION CONTROL 2.46%
Allied Waste North America, Inc.                                7.875%          1/1/2009             25           24,625
                                                                                                                --------
REIT 2.51%
Host Marriott LP+                                               9.50%          1/15/2007             25           25,156
                                                                                                                --------
RETAIL 2.07%
Kmart Corp.(a)+                                                9.875%          6/15/2008             25           20,760
                                                                                                                --------
TELECOMMUNICATIONS 1.95%
Nextel Communications, Inc.                                     9.50%           2/1/2011             25           19,562
                                                                                                                --------
TOTAL HIGH-YIELD CORPORATE DEBT (COST $497,244)                                                                  495,654
                                                                                                                ========
CONVERTIBLE DEBT 6.64%

COMMUNICATIONS TECHNOLOGY 1.81%
Juniper Networks, Inc.                                          4.75%          3/15/2007             25           18,187
                                                                                                                --------


                       SEE NOTES TO FINANCIAL STATEMENTS.                      5

BOND-DEBENTURE PORTFOLIO DECEMBER 31, 2001

                                                                                              PRINCIPAL
                                                            INTEREST            MATURITY         AMOUNT
INVESTMENTS                                                     RATE                DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
COMPUTERS: SOFTWARE 4.83%
Rational Software Corp.                                         5.00%           2/1/2007          $  20         $ 18,175
Symantec Corp.+                                                 3.00%          11/1/2006             25           30,219
                                                                                                                --------
TOTAL                                                                                                             48,394
                                                                                                                --------
TOTAL CONVERTIBLE DEBT (COST $65,835)                                                                             66,581
                                                                                                                ========
U.S. GOVERNMENT AGENCY 25.61%
Federal Home Loan Mortgage Corp.                                5.50%          7/15/2006            250          256,952
                                                                                                                --------
TOTAL U.S. GOVERNMENT AGENCY (COST $259,947)

TOTAL INVESTMENTS 94.13% (COST $948,209)                                                                        $944,003
                                                                                                                ========

  (a) Defaulted security.

    + Restricted security under Rule 144A.

REIT- Real Estate Investment Trust






6      SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)

LORD ABBETT SERIES FUND--GROWTH & INCOME PORTFOLIO

Q: HOW DID THE PORTFOLIO PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2001?

A: For the year ended December 31, 2001, Lord Abbett Series Fund--Growth & Income Portfolio returned -6.72%(1), outperforming the S&P 500/Barra Value Index(2), which returned -11.71% over the same period. Please refer to page 9 for Standardized Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: During this fiscal year, the Portfolio's performance was benefited by exposure to defensive stocks such as healthcare and consumer staples. Select consumer discretionary holdings also added significant relative value to the Portfolio's performance, such as discount retail stores, which benefited from the economic slowdown at the expense of full-priced stores. The Portfolio's overweight exposure to the healthcare and consumer staples sectors, relative to the S&P 500/Barra Value Index, contributed to performance, as these companies tend to be more stable during periods of economic turmoil.

As the market rebounded from September 11 lows, the Portfolio benefited from its exposure to companies in economically-sensitive, cyclical sectors. In addition, the Portfolio's cyclical strategy was rewarded as the Fed continued to ease interest rates throughout the fourth quarter of 2001. Select technology and electric utility holdings also added relative value towards the end of the period, as these companies were among the few with positive earnings announcements.

Companies in the telecommunication services sector performed poorly during the year as a result of soft consumer and business demand attributable to the economic slowdown. However, the Portfolio's significant underweight within this sector, relative to the S&P 500/Barra Value Index, helped offset the effects of poor stock performance.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: While the broader stock market has displayed exceptional volatility this past year--a tendency that we expect to continue into the foreseeable future--our investing style has delivered considerable calm in a surrounding storm. Going forward, we expect this trend to continue, as we remain focused on our investing objectives. While experts debate over the validity of a full economic recovery, our research team believes they can continue to find undervalued stocks in the large-cap sector in any market environment.

(Unaudited)

Q: HOW IS THE PORTFOLIO POSITIONED BASED ON THIS OUTLOOK?

A: In anticipation of an expected economic recovery in 2002, we will continue to increase the Portfolio's exposure to economically-sensitive, cyclical sectors and companies that we expect to benefit from an economic revival--specifically companies in the consumer discretionary and technology sector. In light of this view, we reduced our holdings within more defensive sectors, such as companies in the consumer non-cyclical and energy sectors.

(1) Reflects performance at the net asset value of Class VC shares, with all distributions reinvested, for the year ended 12/31/01.

(2) The S&P 500/Barra Value index is constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. The unmanaged Index contains companies with lower price-to-book ratios, does not reflect the deduction of fees or expenses, and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: Although Growth & Income Portfolio invests primarily in large company stocks, it also invests in mid-cap and small-cap company stocks, which tend to be more volatile and less liquid than large-cap company stocks. Mid-cap and small-cap companies typically experience higher risk of failure than large-cap companies.

PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. Because of ongoing market volatility, Portfolio performance may be subject to substantial fluctuation. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

GROWTH & INCOME PORTFOLIO (UNAUDITED)


INVESTMENT COMPARISON

Immediately below is a comparison of a $10,000 investment in Class VC shares with the same investment in the S&P 500(R) Index and the S&P 500/Barra Value Index, assuming reinvestment of all dividends and distributions. The Portfolio's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. This line graph comparison does not reflect the sales charges or other expenses of these contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                   THE PORTFOLIO
                                 (CLASS VC SHARES) AT       S&P 500          S&P 500/BARRA
                                   NET ASSET VALUE          INDEX(1)         VALUE INDEX(1)
December 31, 91                        $10,000              $10,000            $10,000
        Dec. 92                        $11,554              $10,761            $11,053
        Dec. 93                        $13,266              $11,844            $13,109
        Dec. 94                        $13,635              $11,999            $13,026
        Dec. 95                        $17,701              $16,502            $17,846
        Dec. 96                        $21,132              $20,289            $21,770
        Dec. 97                        $26,345              $27,055            $28,299
        Dec. 98                        $29,741              $34,793            $32,454
        Dec. 99                        $34,719              $42,110            $36,582
        Dec. 00                        $40,198              $38,278            $38,806
        Dec. 01                        $37,497              $33,731            $34,262

                             FISCAL YEAR-END 12/31

                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                         PERIOD ENDING DECEMBER 31, 2001

                         1 YEAR       5 YEARS      10 YEARS
              CLASS VC   -6.72%        12.15%        14.13%

(1) Performance for each unmanaged index does not reflect transaction costs or management fees. The performance of the indices, is not necessarily representative of the Portfolio's performance. Performance for each index begins on December 31, 1991.

SCHEDULE OF INVESTMENTS
GROWTH & INCOME PORTFOLIO DECEMBER 31, 2001

                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------
COMMON STOCKS 94.27%

AEROSPACE & DEFENSE 2.30%
Lockheed Martin Corp.                       34,700         $ 1,619
United Technologies Corp.                   40,400           2,611
                                                           -------
TOTAL                                                        4,230
                                                           -------
AIR FREIGHT & COURIERS 1.81%
United Parcel Service, Inc.                 61,000           3,325
                                                           -------
AIRLINES 2.03%
AMR Corp.*                                 114,700           2,543
Southwest Airlines Co.                      64,200           1,186
                                                           -------
TOTAL                                                        3,729
                                                           -------
AUTO COMPONENTS 0.49%
Delphi Automotive Systems                   66,400             907
                                                           -------
AUTOMOBILES 0.29%
General Motors Corp.                        10,800             525
                                                           -------
BANKS 8.26%
Bank of New York Co., Inc.                  22,100             902
Bank One Corp.                              37,500           1,464
Fleetboston Financial Corp.                 64,700           2,362
Mellon Financial Corp.                      99,300           3,736
Wachovia Corp.                             107,000           3,355
Wells Fargo & CO.                           76,900           3,341
                                                           -------
TOTAL                                                       15,160
                                                           -------
BEVERAGES 3.35%
Diageo Plc ADR                              51,700           2,392
Pepsico, Inc.                               77,000           3,749
                                                           -------
TOTAL                                                        6,141
                                                           -------
CHEMICALS 2.94%
Dow Chemical Co.                            93,700           3,165
Praxair, Inc.                               40,400           2,232
                                                           -------
TOTAL                                                        5,397
                                                           -------
COMMERCIAL SERVICES & SUPPLIES 3.43%
First Data Corp.                            34,700         $ 2,722
Waste Management, Inc.                     112,200           3,580
                                                           -------
TOTAL                                                        6,302
                                                           -------
COMMUNICATIONS EQUIPMENT 3.01%
Lucent Technologies, Inc.*                 403,000           2,535
Motorola, Inc.                              91,200           1,370
QUALCOMM, Inc.*                             31,900           1,611
                                                           -------
TOTAL                                                        5,516
                                                           -------
COMPUTERS & PERIPHERALS 2.99%
Apple Computer, Inc.*                      148,700           3,256
EMC Corp.*                                  83,300           1,120
International Business
Machine Co.                                  9,200           1,113
                                                           -------
TOTAL                                                        5,489
                                                           -------
COMPUTERS: SOFTWARE 2.03%
Autodesk, Inc.                               1,900              71
Compuware Corp.*                           110,500           1,303
PeopleSoft, Inc.*                           58,500           2,351
                                                           -------
TOTAL                                                        3,725
                                                           -------
DIVERSIFIED FINANCIALS 3.83%
Citigroup, Inc.                             70,500           3,559
J.P. Morgan Chase & Co.                     53,600           1,948
Morgan Stanley Dean
Witter & Co.                                27,100           1,516
                                                           -------
TOTAL                                                        7,023
                                                           -------
DIVERSIFIED TELECOMMUNICATION SERVICES 4.08%
SBC Communications, Inc.                    43,700           1,712
Verizon Communications, Inc.                64,200           3,047
Worldcom, Inc.- Worldcom
Group*                                     193,800           2,729
                                                           -------
TOTAL                                                        7,488
                                                           -------


10     SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH & INCOME PORTFOLIO DECEMBER 31, 2001

                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------
ELECTRIC UTILITIES 3.67%
Dominion Resources, Inc.                    38,800         $ 2,332
Duke Energy Corp.                           32,600           1,280
Exelon Corp.                                40,600           1,944
Public Service Enterprise
Group, Inc.                                 28,000           1,181
                                                           -------
TOTAL                                                        6,737
                                                           -------
ENERGY EQUIPMENT & SERVICES 3.38%
Baker Hughes, Inc.                          69,700           2,542
Schlumberger Ltd.                           66,700           3,665
                                                           -------
TOTAL                                                        6,207
                                                           -------
FOOD PRODUCTS 0.52%
Archer-Daniels-Midland Co.                  66,420             953
                                                           -------
GAS UTILITIES 0.36%
El Paso Corp.                               14,800             660
                                                           -------
HEALTHCARE EQUIPMENT & SUPPLIES 0.59%
Becton Dickinson & Co.                      32,900           1,091
                                                           -------
INDUSTRIAL CONGLOMERATES 1.76%
Minnesota Mining &
Manufacturing Co.                           27,400           3,239
                                                           -------
INSURANCE 2.90%
ACE Ltd.                                    23,000             924
American Int'l. Group, Inc.                 55,307           4,391
                                                           -------
TOTAL                                                        5,315
                                                           -------
MACHINERY 3.90%
Caterpillar, Inc.                           14,000             731
Deere & Co.                                 76,700           3,349
Illinois Tool Works, Inc.                   45,500           3,081
                                                           -------
TOTAL                                                        7,161
                                                           -------
MEDIA 8.17%
Clear Channel
Communications, Inc.*                       18,000         $   916
Comcast Corp.*                              37,900           1,364
Dow Jones & Co., Inc.                       22,100           1,210
Gannett Co., Inc.                           25,100           1,687
The Walt Disney Co.                        150,700           3,123
Tribune Co.                                 85,700           3,208
Viacom, Inc.*                               79,000           3,488
                                                           -------
TOTAL                                                       14,996
                                                           -------
METALS & MINING 1.75%
Alcoa, Inc.                                 90,500           3,217
                                                           -------
MULTILINE RETAIL 3.34%
Big Lots, Inc.*                            150,000           1,560
Target Corp.                               111,200           4,565
                                                           -------
TOTAL                                                        6,125
                                                           -------
OFFICE ELECTRONICS  1.53%
Xerox Corp.*                               268,700           2,800
                                                           -------
OIL & GAS 4.72%
Exxon Mobil Corp.                          177,400           6,972
Total Fina Elf S.A. ADR                     24,000           1,686
                                                           -------
TOTAL                                                        8,658
                                                           -------
PAPER & FOREST PRODUCTS 2.61%
Bowater, Inc.                               49,000           2,337
International Paper Co.                     61,000           2,462
                                                           -------
TOTAL                                                        4,799
                                                           -------
PHARMACEUTICALS 5.27%
American Home Products
Corp.                                       31,200           1,915
Bristol-Myers Squibb Co.                    50,200           2,560
Pharmacia Corp.                             25,600           1,092
Schering-Plough Corp.                      114,700           4,107
                                                           -------
TOTAL                                                        9,674
                                                           -------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     11

GROWTH & INCOME PORTFOLIO DECEMBER 31, 2001

                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------

ROAD & RAIL 2.10%
Burlington Northern
Santa Fe Corp.                               7,500        $    214
CSX Corp.                                   57,000           1,998
Union Pacific Corp.                         28,900           1,647
                                                          --------
TOTAL                                                        3,859
                                                          --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.50%
Texas Instruments, Inc.                     33,000             924

SPECIALTY RETAIL 4.86%
Gap, Inc.                                   86,900           1,211
Staples, Inc.*                             118,900           2,224
The Home Depot, Inc.                        46,700           2,382
The Limited, Inc.                          107,000           1,575
The Tjx Cos., Inc.                          38,400           1,531
                                                          --------
TOTAL                                                        8,923
                                                          --------
TEXTILES & APPAREL 1.50%
NIKE, Inc.                                  44,900           2,525
V.F. Corp.                                   5,800             226
                                                          --------
TOTAL                                                        2,751
                                                          --------
TOTAL COMMON STOCKS
(COST $169,841,740)                                        173,046
                                                          ========
SHORT-TERM INVESTMENT 13.65%

DISCOUNT NOTE 13.65%
Federal Home Loan Mortgage
Corp. 1.51% due 1/2/2002
(COST $25,062,949)                         $25,064        $ 25,063
                                                          --------
TOTAL INVESTMENTS 107.92%
(COST $194,904,689)                                       $198,109
                                                          ========

 * Non-income producing security
ADR-American Depository Receipt


12     SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)

LORD ABBETT SERIES FUND--INTERNATIONAL PORTFOLIO

Q: HOW DID THE PORTFOLIO PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2001?

A: For the year ended December 31, 2001, Lord Abbett Series Fund--International Portfolio returned -26.73%(1), underperforming its benchmark, the MSCI EAFE Index(2), which returned -21.21% for the same period. Going forward, the Portfolio will be positioned against the Salomon Smith Barney Small Cap World ex-U.S. Index(3), which returned -13.59% for the same period. Please refer to page 15 for Standardized Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

The concentrated nature of the Portfolio on both a sector and a geographical basis led to the Portfolio's underperformance in 2001. The Portfolio was heavily weighted in technology, one of the worst performing sectors during the period. Technology stocks were richly valued going into 2001, and a combination of earnings downgrades and contracting price/earnings multiples led to material share price declines. The Portfolio was underweight in more defensive sectors such as utilities and healthcare which also detracted from returns. The strong performance of several stocks in the industrial and financial sectors offset the Portfolio's weakness in technology. Regionally, the Portfolio was overweight in Continental Europe, a relatively poor performer during a period when economic growth was slowing rapidly. Asia ex-Japan and Canada were excellent relative performers, but the Portfolio had minimal holdings in each. The Portfolio was overweight in the U.K., a fairly defensive market, and better returns in that area offset some of the weakness in Continental Europe.

Q: WHAT IS THE OUTLOOK FOR THE COMING MONTHS?

We believe the U.S. will lead the economic recovery of those major international economies that slowed in tandem with the U.S. This suggests that the first half of 2002 could be difficult for investors, with earnings disappointments and share price volatility likely in non-U.S. markets. However, by the second half of the year, we believe most of the bad news should end, particularly in Europe. We are less optimistic about near-term recovery in Japan. The structural reforms that are necessary to get the Japanese economy moving are proceeding slowly.

(Unaudited)

Q: HOW IS THE PORTFOLIO POSITIONED BASED ON THIS OUTLOOK?

As mentioned in our June 30 letter to shareholders, following the transfer of the Portfolio to a new investment management team on June 1, 2001, we began to reposition the Portfolio to increase diversification across industries and countries. This process will continue into the first half of 2002. In anticipation of stronger international equity markets in 2002, we will reduce defensive holdings in the U.K., and add to holdings in stocks of companies that are more highly geared to economic recovery. We believe the volatility mentioned above will give us opportunities to buy companies with strong earnings potential at attractive valuations.



(1) Reflects performance at the net asset value of Class VC shares, with all distributions reinvested, for the year ended 12/31/01.

(2) The MSCI EAFE Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia and the Far East. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) The Salomon Smith Barney Small Cap (US$500 Million - US$2.5 Billion) World ex-U.S. Index is a subset of the Global Salomon Smith Barney Broad Market Index
(BMI). The BMI includes all companies with a float capital of at least US$100 million. The US$500 Million - US$2.5 Billion index includes all companies with total capitalization in the indicated range at the time of index reconstitution. The World ex-U.S. composite includes all developed countries except the United States. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. The Salomon Smith Barney Global Equity Index System(SM) and the names of each of the indexes and subindexes which it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Salomon Smith Barney Inc. Although information has been obtained from sources usually considered reliable. THE DATA AND THE INDEXES ARE PROVIDED "AS IS" AND SALOMON SMITH BARNEY INC. DOES NOT GUARANTEE ITS ACCURACY NOR DOES SALOMON SMITH BARNEY INC. ACCEPT ANY RESPONSIBILITY TO ANY PARTY FOR THE DATA OR THE INDEXES. SALOMON SMITH BARNEY INC. IS NOT UNDERTAKING TO MANAGE MONEY OR ACT AS A FIDUCIARY WITH RESPECT TO ANY ACCOUNT. THE DATA AND THE INDEX ARE PART OF A GENERAL INFORMATION SERVICE AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Portfolio invests primarily in foreign small-cap company stocks which tend to be more volatile and can be less liquid than foreign or U.S. large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. In addition, investments in foreign and derivative securities present increased market, liquidity, currency, political, informational and other risks. These factors can affect Portfolio performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF VOLATILITY, PORTFOLIO PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Portfolio will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

INTERNATIONAL PORTFOLIO (UNAUDITED)

INVESTMENT COMPARISON

Immediately below is a comparison of a $10,000 investment in Class VC shares with the same investment in the MSCI EAFE Index, assuming reinvestment of all dividends and distributions. The Portfolio's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. This line graph comparison does not reflect the sales charges or other expenses of these contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                         THE PORTFOLIO
                                     (CLASS VC SHARES) AT
                                        NET ASSET VALUE                             MSCI EAFE INDEX(1)
September 30, 99                           $10,080                                        $10,000
          Dec 99                           $12,940                                        $11,705
          Mar 00                           $14,260                                        $11,699
          Jun 00                           $12,547                                        $11,243
          Sep 00                           $12,242                                        $10,342
          Dec 00                            $9,698                                        $10,071
          Mar 01                            $7,886                                         $8,696
          Jun 01                            $8,010                                         $8,620
          Sep 01                            $6,662                                         $7,417
          Dec 01                            $7,106                                         $7,935

                             FISCAL YEAR-END 12/31

                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDING DECEMBER 31, 2001

                                1 YEAR                 LIFE OF FUND
            CLASS VC(2)         -26.73%                  -13.84%


(1) Performance for the unmanaged MSCI EAFE Index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Portfolio's performance. Performance for this index begins on September 30, 1999.

(2) The Class VC shares were first offered on September 15, 1999.

SCHEDULE OF INVESTMENTS
INTERNATIONAL PORTFOLIO DECEMBER 31, 2001

                                                               US$
                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------
COMMON STOCKS 80.20%

AUSTRALIA 4.81%
Cochlear Ltd.                                  600          $   14
QBE Insurance Group Ltd.                     3,100              13
Sons Of Gwalia Ltd.                          3,500              13
Stockland Trust Group                        5,400              12
                                                            ------
TOTAL                                                           52
                                                            ------
CANADA 0.65%
Ballard Power Systems, Inc.*                   250               7
                                                            ------
FRANCE 8.60%
Altran Technologies S.A.                       300              14
Cap Gemini S.A.                                225              16
IPSOS                                          200              11
Marionnaud Parfumeries*                        300              14
UBI Soft Entertainment S.A.*                   750              25
Zodiac S.A.                                     70              13
                                                            ------
TOTAL                                                           93
                                                            ------
GERMANY 6.85%
Bilfinger Berger AG                            650              15
Medion AG                                      300              12
MLP AG                                         260              19
SAP AG                                         215              28
                                                            ------
TOTAL                                                           74
                                                            ------
IRELAND 1.39%
Anglo Irish Bank Corp. plc                   4,000              15
                                                            ------
ITALY 3.24%
Autostrade S.P.A.                            1,850              13
Davide Campari-milano
S.P.A.*                                        400               9
Recordati S.P.A.                               650              13
                                                            ------
TOTAL                                                           35
                                                            ------
JAPAN 18.69%
AVEX, Inc.*                                    400          $   12
BELLSYSTEM 24, INC.                             40              15
Colin Corp.                                    200              11
Don Quijote Co. Ltd                            250              13
FANCL Corp.                                    400              14
Hisamitsu Pharmaceutical
Co., Inc.                                      500               7
Japan Medical Dynamic
Marketing, Inc.                                500              11
Katokichi Co. Ltd.                             800              13
KOSE Corp.                                     500              14
Mitsubishi Pharma Corp.                      1,200              13
Net One Systems Co. Ltd.                         1              15
Paramount Bed Co. Ltd.                         700              13
Park24 Co. Ltd.                                260              15
Tohoku Electric Power Co., Inc.                600               8
Toyoda Gosei Co. Ltd.                        1,067              13
World Co., Ltd.                                500              15
                                                            ------
TOTAL                                                          202
                                                            ------
NETHERLANDS 2.40%
Fugro N.V.                                     270              12
Getronics N.V.*                              4,300              14
                                                            ------
TOTAL                                                           26
                                                            ------
SPAIN 5.64%
Acerinox S.A.                                  400              13
Grupo Dragados S.A.                            900              12
Grupo Ferrovial S.A.                           650              11
Prosegur Comp
Seguridad-Regd                                 950              13
Sogecable S.A.*                                500              12
                                                            ------
TOTAL                                                           61
                                                            ------
SWEDEN 1.20%
Nobel Biocare AB                               300              13
                                                            ------


16     SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL PORTFOLIO DECEMBER 31, 2001

                                                               US$
                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------

SWITZERLAND 1.11%
KABA HOLDING AG                                 50          $   12
                                                            ------
UNITED KINGDOM 25.62%
AGGREGATE INDUSTRIES PLC                    10,100              13
ASHTEAD GROUP PLC                            9,000              10
CLOSE BROTHERS GROUP PLC                     1,150              14
FIRST TECHNOLOGY PLC                         3,600              21
GALEN HOLDINGS PLC                           1,400              14
HALMA PLC                                    4,700              11
HAYS PLC                                     4,300              13
HIT ENTERTAINMENT PLC                          500               3
JARDINE LLOYD THOMPSON
GROUP PLC                                    1,300              12
JARVIS PLC                                   6,279              50
J.D. WETHERSPOON PLC                         2,250              14
JJB SPORTS PLC                               2,000              13
LONDON BRIDGE SOFTWARE
HOLDINGS PLC                                 3,500               9
NESTOR HEALTHCARE GROUP PLC                  1,500              12
PACE MICRO TECHNOLOGY PLC                    2,400              12
PILKINGTON PLC                              13,000              21
THE MAYFLOWER CORP.                         16,800              21
XANSA PLC                                    2,800              14
                                                            ------
TOTAL                                                          277
                                                            ------
TOTAL COMMON STOCKS
(COST $920,041)                                             $  867
                                                            ------

SHORT-TERM INVESTMENT 19.24%

DISCOUNT NOTE 19.24%
FEDERAL HOME LOAN MORTGAGE
CORP. 1.45% due 1/2/2002
(COST $207,992)                               $208          $  208
                                                            ------
TOTAL INVESTMENTS 99.44%
(COST $1,128,033)                                           $1,075
                                                            ------

* Non-income producing security


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

(Unaudited)

LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO

Q. HOW DID THE PORTFOLIO PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2001?

A. For the year ended December 31, 2001, Lord Abbett Series Fund--Mid-Cap Value Portfolio, returned 8.05%(1), outperforming its value benchmark, the S&P MidCap 400/Barra Value Index(2), which returned 7.14% for the same period. Please refer to page 20 for Standardized Returns.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Portfolio's strong relative performance during the period was a combination of strong stock selection and our decision to underweight the underperforming financial sector. Within the financial sector, the Portfolio benefited from concentrated exposure in insurance stocks, which have surged since September 11 as investors have begun to anticipate higher pricing and improved profitability for the industry.

Other positive factors influencing the Portfolio's performance were our strong stock selection and relative overweighting within the consumer discretionary sector. In addition, the Portfolio benefited from an overweight position in the healthcare industry, although we have begun to reduce our exposure to this sector as we believe many companies in that sector have become fully valued. Our underexposure in the telecomm services sector during the period also benefited the Portfolio's relative performance as stock prices in this sector plummeted. The Portfolio's relative performance was hindered by investments in the utility sector. However, while we view deregulation within the utility industry as a positive, California's unsuccessful deregulatory effort combined with the collapse of Enron (which was not owned by the Portfolio) has caused some to question the further progress of deregulation and its probable benefits. We believe this downturn will be short-lived, and we have subsequently used the downturn from these events as an opportunity to add to our utility holdings.

Q. WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A. While the broader stock market has displayed exceptional volatility this past year-a tendency that we expect to continue into the foreseeable future-our investing style has delivered considerable calm in a surrounding storm. Going forward, we expect this trend to continue, as we remain focused on our investing objectives. While experts debate over the validity of a full economic recovery, our research team believes they can continue to find undervalued stocks in the mid-cap sector in any market environment.

(Unaudited)

Q. HOW IS THE PORTFOLIO POSITIONED BASED ON THIS OUTLOOK?

A. Focusing on fundamental research and catalyst identification, we will continue to construct a portfolio for long-term investors-one that has the possibility to outperform consistently. We believe there are significant opportunities in the mid-cap sector, and by using our value-driven, research-intensive methodology, we will attempt to capture as many of them for our shareholders as possible.

(1) Reflects performance at the net asset value of Class VC shares, with all distributions reinvested, for the year ended 12/31/01.

(2) The S&P MidCap 400/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the lowest price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Portfolio invests primarily in mid-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Mid-cap companies typically experience a higher risk of failure than large-cap companies.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, PORTFOLIO PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Portfolio will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

MID-CAP VALUE PORTFOLIO (UNAUDITED)

INVESTMENT COMPARISON

Immediately below is a comparison of a $10,000 investment in Class VC shares with the same investment in the Russell Mid-Cap Index and the S&P MidCap 400/Barra Value Index, assuming reinvestment of all dividends and distributions. The Portfolio's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. This line graph comparison does not reflect the sales charges or other expenses of these contracts. If those sales charges and expenses were reflected, returns would be less.

[CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                             THE PORTFOLIO (CLASS VC SHARES)        RUSSELL MID-CAP            S&P MIDCAP 400/BARRA
                                   AT NET ASSET VALUE                    INDEX(1)                  VALUE INDEX(1)
September 30, 99                       $9,660                            $10,000                      $10,000
          Dec 99                       $9,868                            $11,723                      $10,728
          Mar 00                      $10,932                            $12,906                      $11,401
          Jun 00                      $11,706                            $12,324                      $11,097
          Sep 00                      $13,114                            $13,163                      $12,546
          Dec 00                      $15,043                            $12,690                      $13,715
          Mar 01                      $14,812                            $11,359                      $13,242
          Jun 01                      $15,670                            $12,442                      $14,749
          Sep 01                      $14,373                            $10,220                      $12,830
          Dec 01                      $16,252                            $11,977                      $14,694

                             FISCAL YEAR-END 12/31

                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDING DECEMBER 31, 2001

                                  1 YEAR                LIFE OF FUND
                 CLASS VC(2)       8.05%                  23.59%

(1) Performance for the unmanaged indices do not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Portfolio's performance. Performance for each index begins on September 30, 1999.

(2) The Class VC shares were first offered on September 15, 1999.

SCHEDULE OF INVESTMENTS
MID-CAP VALUE PORTFOLIO DECEMBER 31, 2001

                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------
COMMON STOCKS 94.93%

AUTO COMPONENTS 0.67%
Dana Corp.                                  17,000          $  236
                                                            ------
CHEMICALS 10.80%
Crompton Corp.                              83,400             751
Eastman Chemical Co.                        19,600             765
IMC Global, Inc.                            64,900             844
Potash Corp. of
Saskatchewan                                11,300             693
Solutia, Inc.                               54,800             768
                                                            ------
TOTAL                                                        3,821
                                                            ------
COMPUTERS: SOFTWARE 1.43%
Sybase, Inc.*                               32,100             506
                                                            ------
CONTAINERS & PACKAGING 4.63%
Ball Corp.                                   9,200             650
Pactiv Corp.*                               55,600             987
                                                            ------
TOTAL                                                        1,637
                                                            ------
ELECTRIC UTILITIES 8.88%
Ameren Corp.                                16,400             694
CMS Energy Corp.*                           31,300             752
Niagara Mohawk
Holdings, Inc.*                             17,800             316
Northeast Utilities                         38,700             682
TECO Energy, Inc.                           26,800             703
                                                            ------
TOTAL                                                        3,147
                                                            ------
ELECTRICAL EQUIPMENT 1.98%
Hubbell, Inc.                               23,900             702
                                                            ------
FOOD & DRUG RETAILING 1.13%
Albertson's, Inc.                           12,700             400
                                                            ------
FOOD PRODUCTS 3.62%
Archer-Daniels-Midland Co.                  53,915          $  774
Corn Products Int'l.                        14,400             507
                                                            ------
TOTAL                                                        1,281
                                                            ------
GAS UTILITIES 1.58%
Southwest Gas Corp.                         25,000             559
                                                            ------
HEALTHCARE EQUIPMENT & SUPPLIES 5.25%
Becton Dickinson & Co.                      15,500             514
Boston Scientific Corp.*                    40,600             979
St. Jude Medical, Inc.*                      4,700             365
                                                            ------
TOTAL                                                        1,858
                                                            ------
HEALTHCARE PROVIDERS & SERVICES 7.16%
Anthem, Inc.*                                2,100             104
Caremark Rx, Inc.*                          49,800             812
Health Net, Inc.*                           41,200             897
Trigon Healthcare, Inc.*                    10,400             722
                                                            ------
TOTAL                                                        2,535
                                                            ------
HOTELS, RESTAURANTS & LEISURE 3.11%
CBRL Group, Inc.                            22,400             660
Harrah's Entertainment, Inc.*               11,900             440
                                                            ------
TOTAL                                                        1,100
                                                            ------
HOUSEHOLD DURABLES 6.09%
Leggett & Platt, Inc.                       21,600             497
Newell Rubbermaid, Inc.                     25,200             695
Snap-on, Inc.                               28,600             962
                                                            ------
TOTAL                                                        2,154
                                                            ------
INSURANCE 10.17%
ACE Ltd.                                    21,900             879
Everest Re Group Ltd.                        9,900             700
Partner Re Holdings Ltd.                    13,800             745
Transatlantic Holdings, Inc.                 4,600             419
XL Capital Ltd. Class A                      9,400             859
                                                            ------
TOTAL                                                        3,602
                                                            ------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     21

MID-CAP VALUE PORTFOLIO DECEMBER 31, 2001

                                                             VALUE
INVESTMENTS                                SHARES            (000)
------------------------------------------------------------------
MACHINERY 1.14%
The Timken Co.                              24,900         $   403
                                                           -------

MULTILINE RETAIL 6.07%
Big Lots, Inc.*                             47,300             492
J.C. Penney Co., Inc.                       28,300             761
Kmart Corp.*                                98,100             536
May Department Stores Co.                    9,700             359
                                                           -------
TOTAL                                                        2,148
                                                           -------
MULTI-UTILITIES 2.55%
Dynegy, Inc.                                35,342             901
                                                           -------
OIL & GAS 4.08%
EOG Resources, Inc.                         19,800             774
Kerr-Mcgee Corp.                            12,200             669
                                                           -------
TOTAL                                                        1,443
                                                           -------
PAPER & FOREST PRODUCTS 2.20%
Georgia-Pacific Group                       28,200             779
                                                           -------
PHARMACEUTICALS 2.45%
Mylan Laboratories, Inc.                    23,100             866
                                                           -------
REIT 2.11%
Healthcare Realty Trust, Inc.               26,700             748
                                                           -------
SPECIALTY RETAIL 1.81%
Office Depot, Inc.*                         34,500          $  640
                                                           -------
TEXTILES & APPAREL 2.46%
Tommy Hilfiger Corp.*                       63,200             869
                                                           -------
TRADING COMPANIES & DISTRIBUTORS 3.56%
Genuine Parts Co.                           23,300             855
W.W. Grainger, Inc.                          8,400             403
                                                           -------
TOTAL                                                        1,258
                                                           -------
TOTAL COMMON STOCKS
(COST $31,714,530)                                          33,593
                                                           =======
                                        PRINCIPAL
                                           AMOUNT
                                            (000)
                                        ---------

SHORT-TERM INVESTMENT 6.22%

DISCOUNT NOTE 6.22%
Fedral Home Loan Mortgage
Corp. 1.51% due 1/2/2002
(COST $2,198,908)                           $2,199           2,199
                                                           -------
TOTAL INVESTMENTS 101.15%
(COST $33,913,438)                                         $35,792
                                                           =======

* Non-income producing security
REIT- Real Estate Investment Trust


22     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001

                                                                                       BOND-                        GROWTH &
                                                                                   DEBENTURE                          INCOME
                                                                                  PORTFOLIO*                       PORTFOLIO
ASSETS:
    Investments in securities, at cost                                            $  948,209                    $194,904,689
------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                           $  944,003                    $198,109,236
    Cash                                                                             127,774                         102,391
    Receivables:
        Interest and dividends                                                        15,780                         145,890
        Investment securities sold                                                         -                         142,950
        Capital shares sold                                                                -                         615,486
        From Lord, Abbett & Co.                                                        2,588                               -
    Prepaid expenses and other assets                                                  9,205                          29,437
------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                   1,099,350                     199,145,390
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payables:
        Investment securities purchased                                               84,053                      15,233,342
        Capital shares reacquired                                                          -                          65,647
        Management fees                                                                  396                          71,821
        Directors' fees                                                                   61                          36,246
    Accrued expenses and other liabilities                                            12,010                         176,248
------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                                 96,520                      15,583,304
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $1,002,830                    $183,562,086
==============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                      999,923                     180,786,676
Undistributed (distributions in excess of) net investment income                       3,648                         (48,406)
Accumulated net realized gain (loss) on investments                                    3,465                        (380,731)
Net unrealized appreciation (depreciation) on investments                             (4,206)                      3,204,547
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $1,002,830                    $183,562,086
==============================================================================================================================
OUTSTANDING SHARES                                                                   100,000                       7,944,691
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                        $10.03                          $23.11
==============================================================================================================================

*Commencement of operations December 3, 2001.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     23

December 31, 2001

                                                                               INTERNATIONAL                  MID-CAP VALUE
                                                                                   PORTFOLIO                      PORTFOLIO
ASSETS:
    Investments in securities, at cost                                            $1,128,033                    $33,913,438
------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                           $1,074,734                    $35,791,912
    Cash (Principally foreign currencies for International Portfolio)                 73,837                         70,624
    Receivables:
        Interest and dividends                                                         1,885                         24,756
        Capital shares sold                                                            3,207                        319,158
        From Lord, Abbett & Co.                                                       24,081                          7,271
    Unrealized gain on forward foreign currency exchange contracts                        85                              -
    Prepaid expenses                                                                      12                             14
------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                   1,177,841                     36,213,735
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payables:
        Investment securities purchased                                               73,365                        719,523
        Capital shares reacquired                                                      3,216                         67,775
        Management fee                                                                   907                         16,362
        Directors' fees                                                                  449                          1,593
    Accrued expenses                                                                  19,260                         22,930
------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                                 97,197                        828,183
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $1,080,644                    $35,385,552
==============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    1,567,464                     33,503,914
Undistributed (distributions in excess of) net investment income                       3,534                            (42)
Accumulated net realized gain (loss) on investments and foreign
    currency related transactions                                                   (436,894)                         3,206
Net unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities denominated
    in foreign currencies                                                            (53,460)                     1,878,474
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $1,080,644                    $35,385,552
==============================================================================================================================
OUTSTANDING SHARES                                                                   172,575                      2,290,395
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                         $6.26                         $15.45
==============================================================================================================================


24    SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

                                                                                    BOND-                        GROWTH &
                                                                                DEBENTURE                          INCOME
                                                                               PORTFOLIO*                       PORTFOLIO
INVESTMENT INCOME:
Interest                                                                          $ 4,031                    $    281,424
Dividends                                                                               -                       1,734,793
Foreign withholding tax                                                                 -                          (8,887)
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                                             4,031                       2,007,330
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                       396                         585,382
Shareholder servicing                                                                 827                         336,912
Organization                                                                          795                               -
Professional                                                                          784                          86,005
Reports to shareholders                                                               199                          95,516
Custody                                                                               119                           4,681
Directors' fees                                                                        61                           2,339
Other                                                                                  80                          19,245
--------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                      3,261                       1,130,080
    Expense reductions                                                                  -                          (4,473)
    Expenses assumed by Lord, Abbett & Co.                                         (2,588)                              -
--------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                          673                       1,125,607
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               3,358                         881,723
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments                                                    3,678                       5,143,375
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on investments                  (4,206)                    (11,839,467)
==========================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                     (528)                     (6,696,092)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 2,830                    $ (5,814,369)
==========================================================================================================================

*Commencement of operations December 3, 2001.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

For the Year Ended December 31, 2001

                                                                              INTERNATIONAL               MID-CAP VALUE
                                                                                  PORTFOLIO                   PORTFOLIO
INVESTMENT INCOME:
Dividends                                                                         $  11,471                  $  165,259
Interest                                                                              4,229                      33,960
Foreign withholding tax                                                              (1,266)                       (439)
------------------------------------------------------------------------------------------------------------------------
Total investment income                                                              14,434                     198,780
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                        8,627                      79,642
Shareholder servicing                                                                 6,567                       7,429
Professional                                                                         13,247                      20,481
Reports to shareholders                                                              13,577                      17,253
Custody                                                                              10,809                       2,268
Directors' fees                                                                           -                          77
Other                                                                                   168                         514
------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                       52,995                     127,664
    Management fee waived                                                            (2,032)                     (7,967)
    Expense reductions                                                                 (338)                     (2,245)
    Expenses assumed by Lord, Abbett & Co.                                          (41,721)                    (12,081)
------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                          8,904                     105,371
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 5,530                      93,409
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments and foreign
    currency related transactions                                                  (406,479)                     87,292
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
    currencies                                                                      136,710                   1,336,353
========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                            (269,769)                  1,423,645
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $(264,239)                 $1,517,054
========================================================================================================================


26    SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

                                                                                       BOND-                     GROWTH &
                                                                                   DEBENTURE                       INCOME
INCREASE IN NET ASSETS                                                            PORTFOLIO*                    PORTFOLIO
OPERATIONS:
Net investment income                                                             $    3,358                 $    881,723
Net realized gain on investments                                                       3,678                    5,143,375
Net change in unrealized appreciation/depreciation on investments                     (4,206)                 (11,839,467)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        2,830                   (5,814,369)
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                      -                     (919,918)
Net realized gain                                                                          -                   (3,860,123)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                        -                   (4,780,041)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  1,000,000                  125,730,427
Reinvestment of distributions                                                              -                    4,780,041
Cost of shares reacquired                                                                  -                  (18,242,489)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS               1,000,000                  112,267,979
=========================================================================================================================
Net increase in net assets                                                         1,002,830                  101,673,569
=========================================================================================================================
NET ASSETS:
Beginning of period                                                                        -                   81,888,517
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                     $1,002,830                 $183,562,086
=========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME                  $    3,648                 $    (48,406)
=========================================================================================================================

 *Commencement of operations December 3, 2001.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

Year Ended December 31, 2001

                                                                               INTERNATIONAL               MID-CAP VALUE
INCREASE IN NET ASSETS                                                             PORTFOLIO                   PORTFOLIO
OPERATIONS:
Net investment income                                                             $    5,530                 $    93,409
Net realized gain (loss) from investment transactions and foreign
    currency related transactions                                                   (406,479)                     87,292
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
    currencies                                                                       136,710                   1,336,353
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     (264,239)                  1,517,054
=========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                 (1,996)                   (102,975)
Net realized gain                                                                          -                     (87,760)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                   (1,996)                   (190,735)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                    693,670                  31,620,232
Reinvestment of distributions                                                          1,996                     190,735
Cost of shares reacquired                                                           (172,971)                 (1,330,140)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    RESULTING FROM CAPITAL SHARE TRANSACTIONS                                        522,695                  30,480,827
=========================================================================================================================
NET INCREASE IN NET ASSETS                                                           256,460                  31,807,146
=========================================================================================================================
NET ASSETS:
Beginning of year                                                                    824,184                   3,578,406
-------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                       $1,080,644                 $35,385,552
=========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME                  $    3,534                 $       (42)
=========================================================================================================================

28    SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended December 31, 2000

                                                                     GROWTH &                                MID-CAP
                                                                       INCOME        INTERNATIONAL             VALUE
INCREASE IN NET ASSETS                                              PORTFOLIO            PORTFOLIO         PORTFOLIO
OPERATIONS:
Net investment income                                             $   534,286            $  13,577       $    26,591
Net realized gain (loss) on investments                            (1,627,196)             (23,231)          109,071
Net change in unrealized appreciation/depreciation
    on investments                                                 11,701,121             (286,501)          537,760
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                10,608,211             (296,155)          673,422
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (615,112)             (23,080)          (25,790)
Net realized gain                                                           -               (7,190)          (99,518)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (615,112)             (30,270)         (125,308)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                      44,869,877              514,956         2,546,169
Reinvestment of distributions                                         615,112               30,270           125,308
Cost of shares reacquired                                          (9,781,220)             (57,786)         (172,923)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
    CAPITAL SHARE TRANSACTIONS                                     35,703,769              487,440         2,498,554
======================================================================================================================
NET INCREASE IN NET ASSETS                                         45,696,868              161,015         3,046,668
======================================================================================================================
NET ASSETS:
BEGINNING OF YEAR                                                  36,191,649              663,169           531,738
----------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                       $81,888,517            $ 824,184       $ 3,578,406
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
     INVESTMENT INCOME                                            $   (46,998)           $       -       $       833
======================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     29

FINANCIAL HIGHLIGHTS
BOND-DEBENTURE PORTFOLIO


                                                                        12/3/2001*
                                                                            TO
                                                                        12/31/2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00
                                                                          ======
Investment operations
   Net investment income                                                     .03(b)
   Net realized and unrealized loss                                            -(d)
                                                                          ------
       Total from investment operations                                      .03
NET ASSET VALUE, END OF PERIOD                                            $10.03
                                                                          ======
Total Return(a)                                                              .30%(c)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense reductions                                    .07%(c)
   Expenses, excluding expense reductions                                    .33%(c)
   Net investment income                                                     .34%(c)

                                                                        12/3/2001*
                                                                            TO
SUPPLEMENTAL DATA:                                                      12/31/2001
------------------------------------------------------------------------------------

   Net assets, end of period (000)                                        $1,003

   Portfolio turnover rate                                                 21.07%
------------------------------------------------------------------------------------

(a) Total return assumes the reinvestment of all distributions.
(b) Calculated using average shares outstanding during the period.
(c) Not annualized.
(d) Less than $.01.
 *  Commencement of operations December 3, 2001.


30    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GROWTH & INCOME PORTFOLIO

                                                                                     YEAR ENDED 12/31
                                                     ------------------------------------------------------------------------------
                                                        2001               2000            1999            1998            1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                      $  25.45         $ 22.16         $ 20.65        $  19.51        $  17.02
                                                        ========         =======         =======          ======        ========
Investment operations

   Net investment income                                     .18(b)          .22(b)          .52(b)          .36(b)          .39(b)

   Net realized and unrealized gain (loss)                 (1.90)           3.27            2.90            2.15            3.76
                                                        --------         -------         -------        --------        --------
       Total from investment operations                    (1.72)           3.49            3.42            2.51            4.15
                                                        --------         -------         -------        --------        --------
Distributions to shareholders from:
   Net investment income                                    (.12)           (.20)           (.42)           (.32)           (.34)
   Net realized gain                                        (.50)              -           (1.49)          (1.05)          (1.32)
                                                        --------         -------         -------        --------        --------
       Total distributions                                  (.62)           (.20)          (1.91)          (1.37)          (1.66)
                                                        --------         -------         -------        --------        --------
NET ASSET VALUE, END OF YEAR                            $  23.11         $ 25.45         $ 22.16          $20.65        $  19.51
                                                        ========         =======         =======          ======        ========

Total Return(a)                                            (6.72)%         15.78%          16.74%          12.82%          24.34%

RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense
   reductions                                                .97%           1.02%            .87%            .51%            .52%
   Expenses, excluding expense
   reductions                                                .97%           1.03%            .87%            .51%            .52%
   Net investment income                                     .76%            .97%           2.15%           1.78%           2.02%

                                                                                     YEAR ENDED 12/31
                                                     ------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2001              2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year (000)                        $183,562         $81,889         $36,192        $714,274        $512,438

   Portfolio turnover rate                                 60.79%          42.00%         188.35%          76.62%          43.09%
-----------------------------------------------------------------------------------------------------------------------------------

 (a) Total return assumes the reinvestment of all distributions.
 (b) Calculated using average shares outstanding during the year.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

FINANCIAL HIGHLIGHTS
INTERNATIONAL PORTFOLIO

                                                                                    YEAR ENDED 12/31            9/15/1999(c)
                                                                                 ----------------------             TO
                                                                                   2001            2000         12/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 8.56          $11.86          $10.00
                                                                                 ======          ======           =====
Investment operations

   Net investment income                                                            .04(b)          .17(b)          .03(b)

   Net realized and unrealized gain (loss)                                        (2.33)          (3.15)           2.88
                                                                                 ------          ------          ------
       Total from investment operations                                           (2.29)          (2.98)           2.91
                                                                                 ------          ------          ------
Distributions to shareholders from:

   Net investment income                                                           (.01)           (.24)           (.03)
   Net realized gain                                                                  -            (.08)          (1.02)
                                                                                 ------          ------          ------
       Total distributions                                                         (.01)           (.32)          (1.05)
                                                                                 ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                                   $ 6.26          $ 8.56          $11.86
                                                                                 ======          ======           =====
Total Return(a)                                                                  (26.73)%        (25.05)%         29.39%(d)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and expense reductions                               1.03%              -               -
   Expenses, excluding waiver and expense reductions                               6.15%           2.37%           1.53%(d)
   Net investment income                                                            .64%           1.49%            .27%(d)


                                                                                    YEAR ENDED 12/31            9/15/1999(c)
                                                                                 ----------------------             TO
SUPPLEMENTAL DATA:                                                                2001            2000         12/31/1999
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                               $1,081            $824            $663

   Portfolio turnover rate                                                        52.43%          18.68%          38.29%
---------------------------------------------------------------------------------------------------------------------------

 (a) Total return assumes the reinvestment of all distributions.
 (b) Calculated using average shares outstanding during the period.
 (c) Commencement of operations.
 (d) Not annualized.


32    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID-CAP VALUE PORTFOLIO


                                                                                     YEAR ENDED 12/31          9/15/1999(c)
                                                                                 -----------------------            TO
                                                                                    2001            2000        12/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 14.38          $ 9.87          $10.00
                                                                                  ======          ======          ======
Investment operations

   Net investment income                                                             .13(b)          .26(b)          .05(b)

   Net realized and unrealized gain (loss)                                          1.03            4.80            (.13)
                                                                                  ------          ------          ------
       Total from investment operations                                             1.16            5.06            (.08)
                                                                                  ------          ------          ------
Distributions to shareholders from:

   Net investment income                                                            (.05)           (.11)           (.05)

   Net realized gain                                                                (.04)           (.44)              -
                                                                                  ------          ------          ------
       Total distributions                                                          (.09)           (.55)           (.05)
                                                                                  ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                                    $15.45          $14.38          $ 9.87
                                                                                  ======          ======          ======
Total Return(a)                                                                     8.05%          52.45%           (.82)%(d)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and expense reductions                                 .99%              -               -
   Expenses, excluding waiver and expense reductions                                1.20%           1.56%           1.09%(d)
   Net investment income                                                             .88%           2.11%            .51%(d)


                                                                                      YEAR ENDED 12/31          9/15/1999(c)
                                                                                 ------------------------            TO
SUPPLEMENTAL DATA:                                                                  2001            2000         12/31/1999
----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                               $35,386          $3,578          $  532

   Portfolio turnover rate                                                         27.83%          56.42%          22.92%
----------------------------------------------------------------------------------------------------------------------------

 (a) Total return assumes the reinvestment of all distributions.
 (b) Calculated using average shares outstanding during the period.
 (c) Commencement of operations.
 (d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     33

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following four portfolios ("Series"): Bond-Debenture Portfolio, Growth & Income Portfolio, International Portfolio and Mid-Cap Value Portfolio. Each Series is diversified as defined under the Investment Company Act of 1940 (the "Act"). The Company offers Variable Contract class shares ("Class VC Shares") of each Series and are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION--Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS--Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES--It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES--Expenses incurred by the Company that do not specifically relate to an individual Series are allocated to the Series on a pro rata basis.

(f) FOREIGN TRANSACTIONS--Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--International Portfolio may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets.

For the period ended December 31, 2001, Lord Abbett voluntarily waived a portion of its management fees for International Portfolio and Mid-Cap Value Portfolio and voluntarily reimbursed other expenses of Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio as follows:

                                   MANAGEMENT FEES                 VOLUNTARY WAIVER             OTHER EXPENSES
--------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                       .50%                               -                        .26%
Growth & Income Portfolio                      .50%                               -                          -
International Portfolio                       1.00%                             .24%                       4.84%
Mid-Cap Value Portfolio                        .75%                             .08%                        .11%

Growth & Income Portfolio has a service agreement which permits it to make payments under certain circumstances to insurance companies at an annual rate of ..25% of the average daily net asset value of shares of the Series attributable to the insurance companies' variable annuity contract owners. The payment totaled $243,840 in 2001 and is included in shareholder servicing expenses on the statement of operations.

Lord Abbett had entered into a subadvisory agreement with Fuji Investment Management Co. (Europe) Ltd. (the "subadvisor"). The subadvisor furnished investment advisory services in connection with the management of International Portfolio. Lord Abbett paid for the cost of the subadvisor's services. Effective December 18, 2000, Lord Abbett withdrew its 25% ownership stake in the subadvisor that it had held since September 1998. Effective June 1, 2001, Lord Abbett terminated its subadvisory agreement.

Certain of the Company's officers and Directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The capital loss carryforward amount is available to offset future net capital gains. At December 31, 2001, International Portfolio had a capital loss carryforward of $387,379, which will expire in 2009. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Permanent items primarily attributable to overdistributions of income identified during the year ended December 31, 2001, have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                             UNDISTRIBUTED             ACCUMULATED
                                            (DISTRIBUTIONS            NET REALIZED
                                         IN EXCESS OF) NET             GAIN (LOSS)            PAID-IN
                                         INVESTMENT INCOME                INCREASE            CAPITAL
                                                  INCREASE              (DECREASE)         (DECREASE)
Bond-Debenture Portfolio                          $    290                 $  (213)         $   (77)
Growth & Income Portfolio                           36,787                 (36,787)              --
Mid-Cap Value Portfolio                              8,691                   3,674          (12,365)

As of December 31, 2001, the components of accumulated earnings on a tax basis for Bond-Debenture Portfolio are as follows:

----------------------------------------------------------------------------------------
     Undistributed ordinary income                                               $ 7,332
     Undistributed long-term capital gains                                            --
----------------------------------------------------------------------------------------
     Total undistributed earnings                                                  7,332
     Unrealized losses*                                                           (4,425)
----------------------------------------------------------------------------------------
     Total accumulated earnings                                                  $ 2,907
========================================================================================

* The difference between book-basis and tax-basis unrealized losses is attributable primarily to the difference between book and tax amortization methods for premiums on fixed income securities.

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 for Growth & Income Portfolio is as follows:

                                                                 12/31/2001                 12/31/2000
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
     Ordinary income                                             $  873,627                   $615,112
     Net long-term capital gains                                  3,906,414                         --
------------------------------------------------------------------------------------------------------
TOTAL TAXABLE DISTRIBUTIONS                                      $4,780,041                   $615,112
======================================================================================================

As of December 31, 2001, the components of accumulated earnings on a tax basis for Growth & Income Portfolio are as follows:

------------------------------------------------------------------------------------------------------
     Undistributed ordinary income                                                          $       --
     Undistributed long-term capital gains                                                      33,867
------------------------------------------------------------------------------------------------------
     Total undistributed earnings                                                               33,867
     Unrealized gains*                                                                       2,741,543
------------------------------------------------------------------------------------------------------
     Total accumulated earnings                                                             $2,775,410
======================================================================================================

* The difference between book-basis and tax-basis unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 for International Portfolio is as follows:

                                                                12/31/2001                 12/31/2000
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
     Ordinary income                                                $1,996                    $30,270
     Net long-term capital gains                                        --                         --
------------------------------------------------------------------------------------------------------
TOTAL TAXABLE DISTRIBUTIONS                                         $1,996                    $30,270
======================================================================================================

As of December 31, 2001, the components of accumulated earnings on a tax basis for International Portfolio are as follows:

------------------------------------------------------------------------------------------------------
     Undistributed ordinary income                                                           $   4,287
     Undistributed long-term capital gains                                                          --
------------------------------------------------------------------------------------------------------
     Total undistributed earnings                                                            $   4,287
     Capital loss carryforward                                                                (387,379)
     Unrealized losses*                                                                       (103,728)
------------------------------------------------------------------------------------------------------
     Total accumulated losses                                                                $(486,820)
======================================================================================================

* The difference between book-basis and tax-basis unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the deferral of post-October capital losses for tax purposes.

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 for Mid-Cap Value Portfolio is as follows:

                                                                 12/31/2001                 12/31/2000
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
     Ordinary income                                               $102,975                   $ 95,930
     Net long-term capital gains                                     87,760                     29,378
------------------------------------------------------------------------------------------------------
TOTAL TAXABLE DISTRIBUTIONS                                        $190,735                   $125,308
------------------------------------------------------------------------------------------------------

As of December 31, 2001, accumulated earnings on a tax basis for Mid-Cap Value Portfolio are as follows:

     Unrealized gains*                                                                      $1,881,638
------------------------------------------------------------------------------------------------------

* The difference between book-basis and tax-basis unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the year ended December 31, 2001.

                                                                  PURCHASES                     SALES
------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                       $  1,109,917                $   165,327
Growth & Income Portfolio                                       167,328,631                 66,207,278
International Portfolio                                             766,151                    371,599
Mid-Cap Value Portfolio                                          31,569,932                  2,668,040

As of December 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes are as follows:

                                                                                                    NET
                                                        GROSS                GROSS           UNREALIZED
                                                   UNREALIZED           UNREALIZED         APPRECIATION
                                  TAX COST       APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Bond-Debenture
Portfolio                     $    948,422         $    5,476         $    (9,895)          $   (4,419)
Growth & Income
Portfolio                      195,319,287          9,752,063          (6,962,114)           2,789,949
International Portfolio          1,128,786             77,923            (131,975)             (54,052)
Mid-Cap Value Portfolio         33,910,232          2,282,750            (401,070)           1,881,680

International Portfolio had the following forward foreign currency exchange contracts outstanding at December 31, 2001:

                                                           VALUE AT SETTLEMENT DATE
                                       SETTLEMENT     ----------------------------------          CURRENT         UNREALIZED
CURRENCY                 TYPE                DATE     LOCAL CURRENCY        U.S. DOLLARS            VALUE       APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Australian Dollar         Buy            1/3/2002             10,000             $ 5,110          $ 5,118                $ 8
Japanese Yen              Buy            1/8/2002          5,500,000              41,905           41,982                 77
----------------------------------------------------------------------------------------------------------------------------
Total                                                                            $47,015          $47,100                $85
----------------------------------------------------------------------------------------------------------------------------

6.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company or other funds within the Lord Abbett Family of Funds. Such costs and earnings accrued thereon are included in Directors' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. Refer to Note 9 for basic information about Fund Directors. There is a defined contribution plan available to all Directors.

7.   EXPENSE REDUCTION

The Company has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Company's custody expense.

8.   SUMMARY OF CAPITAL TRANSACTIONS

Each series has authorized 50 million shares of $.001 par value capital stock. Transactions in shares of capital stock are as follows:

                                                                 PERIOD ENDED                          YEAR ENDED
BOND-DEBENTURE PORTFOLIO                                   DECEMBER 31, 2001*                   DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------
Shares sold                                                           100,000                                   -
-----------------------------------------------------------------------------------------------------------------
Increase                                                              100,000                                   -
-----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED
GROWTH & INCOME PORTFOLIO                                   DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------
Shares sold                                                         5,316,024                           1,992,538
Reinvestment of distributions                                         209,559                              25,303
Shares reacquired                                                    (798,158)                           (433,472)
-----------------------------------------------------------------------------------------------------------------
Increase                                                            4,727,425                           1,584,369
-----------------------------------------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
Shares sold                                                           102,367                              42,582
Reinvestment of distributions                                             320                               3,669
Shares reacquired                                                     (26,339)                             (5,941)
-----------------------------------------------------------------------------------------------------------------
Increase                                                               76,348                              40,310
-----------------------------------------------------------------------------------------------------------------

MID-CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
Shares sold                                                         2,120,402                             199,600
Reinvestment of distributions                                          12,540                               9,275
Shares reacquired                                                     (91,420)                            (13,896)
-----------------------------------------------------------------------------------------------------------------
Increase                                                            2,041,522                             194,979
-----------------------------------------------------------------------------------------------------------------

*For the period December 3, 2001 (commencement of operations) through December 31, 2001.

9.   BASIC INFORMATION ABOUT FUND DIRECTORS (UNAUDITED)

The Company's Board of Directors is responsible for the management of the business and affairs of each Series in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Series and who execute policies authorized by the Board. The Board also initially approves an investment adviser to the each Series and continues to monitor the cost and quality of the services provided by the investment adviser.

The following Director is the Managing Partner of Lord Abbett, and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.

NAME AND                         CURRENT POSITION              PRINCIPAL OCCUPATION                   OTHER
DATE OF BIRTH                    LENGTH OF SERVICE             DURING PAST FIVE YEARS                 DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Robert S. Dow                    Director since                Managing Partner and Chief             N/A
90 Hudson Street                 1995; Chairman                Investment Officer of
Jersey City, New Jersey          since 1996 and                Lord Abbett since 1996.
Date of Birth: 3/8/1945          President since
                                 1995

The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.

NAME, ADDRESS AND                 CURRENT POSITION                  PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                     LENGTH OF SERVICE                 DURING PAST FIVE YEARS                  DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
E. Thayer Bigelow,                Director since 1994               Managing General Partner,               Currently serves as a
Bigelow Media, LLC                                                  Bigelow Media, LLC                      director of Crane Co.
717 Fifth Avenue,                                                   (since 2000); Senior                    and Huttig Building
26th Floor                                                          Adviser, Time Warner Inc.               Products Inc.
New York, New York                                                  (1998 - 2000); Acting
Date of Birth: 10/22/1941                                           Chief Executive Officer
                                                                    of Courtroom Television
                                                                    Network (1997 - 1998);
                                                                    President and Chief Executive
                                                                    Officer of Time Warner Cable
                                                                    Programming, Inc.
                                                                    (1991 - 1997).

William H.T. Bush                 Director since 1998               Co-founder and Chairman                 Currently serves as
Bush-O'Donnell &                                                    of the Board of the financial           director of Rightchoice
Co., Inc.                                                           advisory firm of                        Managed Care, Inc.,
101 South Hanley Rd,                                                Bush-O'Donnell & Company                Mississippi Valley
Suite 1025                                                          (since 1986).                           Bancorp, DT Industries
St. Louis, Missouri                                                                                         Inc., and Engineered
Date of Birth: 7/14/1938                                                                                    Support Systems, Inc.

Robert B. Calhoun, Jr.            Director since 1998               Managing Director of                    Currently serves as
Monitor Clipper Partners                                            Monitor Clipper Partners                director of Avondale,
Two Canal Park                                                      (since 1997) and President              Inc., Avondale Mills,
Cambridge, Massachusetts                                            of Clipper Asset Management             Inc., IGI/Earth Color,
Date of Birth: 10/25/1942                                           Corp., both private equity              Inc., Integrated
                                                                    investment funds (since 1990).          Graphics, Inc.,and
                                                                                                            Interstate Bakeries
                                                                                                            Corp.

Stewart S. Dixon                  Director since 1989               Partner in the law firm                 N/A
Wildman, Harrold,                                                   of Wildman, Harrold,
Allen & Dixon                                                       Allen & Dixon
225 W. Wacker Drive,                                                (since 1967).
Suite 2800
Chicago, Illinois
Date of Birth: 11/5/1930

Franklin W. Hobbs                 Director since 2001               Chief Executive Officer                 Currently serves as
Houlihan Lokey                                                      of Houlihan Lokey                       director of Adolph
Howard & Zukin                                                      Howard & Zukin,                         Coors Company.
685 Third Ave.                                                      an investment bank,
New York, New York                                                  (January 2002 to present);
Date of Birth: 7/30/1947                                            Chairman and President
                                                                    of Warburg Dillon Read
                                                                    (1999 - 2000); Global Head
                                                                    of Corporate Finance of
                                                                    SBC Warburg Dillon Read
                                                                    (1997 - 1999); Chief Executive
                                                                    Officer of Dillon,
                                                                    Read & Co. (1994 - 1997).

NAME, ADDRESS AND                 CURRENT POSITION                  PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                     LENGTH OF SERVICE                 DURING PAST FIVE YEARS                  DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
C. Alan MacDonald                 Director since 1989               Retired - Special Projects              Currently serves as
415 Round Hill Road                                                 Consulting (since 1992).                director of
Greenwich, Connecticut                                                                                      Fountainhead Water
Date of Birth: 5/19/1933                                                                                    Company, Careside,
                                                                                                            Inc., Lincoln Snacks,
                                                                                                            J.B. Williams Co., Inc.
                                                                                                            (personal care
                                                                                                            products) and Seix
                                                                                                            Fund, Inc. Seix Fund,
                                                                                                            Inc. is a registered
                                                                                                            investment company
                                                                                                            that is advised by Seix
                                                                                                            Investment Advisors
                                                                                                            Inc. Seix Investment
                                                                                                            Advisors Inc.'s
                                                                                                            Chairman, CEO, and
                                                                                                            Chief Investment
                                                                                                            Officer is married to
                                                                                                            Robert Dow, the
                                                                                                            Fund's Chairman and
                                                                                                            President and
                                                                                                            Managing General
                                                                                                            Partner of Lord
                                                                                                            Abbett.

Thomas J. Neff                    Director since 1989               Chairman of Spencer Stuart              Currently serves as
Spencer Stuart, U.S.                                                U.S., an executive search               director of Ace, Ltd.
277 Park Avenue                                                     consulting firm (since 1976).           and Exult, Inc.
New York, New York
Date of Birth: 10/2/1937

None of the officers listed below have received compensation from the Company. All the officers of the Funds may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

NAME AND                          CURRENT POSITION                  LENGTH OF SERVICE                 PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH COMPANY                      OF CURRENT POSITION               DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Ingrid C. Holm                    Executive Vice                    Elected in 2001                   Investment Manager-Global
(3/21/1959)                       President                                                           Equity, joined Lord Abbett
                                                                                                      in 2001, formerly
                                                                                                      International Portfolio
                                                                                                      Manager of Batterymarch
                                                                                                      Financial Management, Inc.
                                                                                                      from 2000 to 2001, prior
                                                                                                      thereto held various
                                                                                                      positions at the Prudential
                                                                                                      Insurance Company of
                                                                                                      America.

W. Thomas Hudson, Jr.             Executive Vice                    Elected in 1993                   Partner and Investment
(12/16/1941)                      President                                                           Manager, joined Lord
                                                                                                      Abbett in 1982.

Robert G. Morris                  Executive Vice                    Elected in 1995                   Partner and Director of
(11/06/1944)                      President                                                           Equity Investments, joined
                                                                                                      Lord Abbett in 1991.

NAME AND                          CURRENT POSITION                  LENGTH OF SERVICE                PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH COMPANY                      OF CURRENT POSITION              DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Eli M. Salzmann                   Executive Vice                    Elected in 1999                  Partner and Director of
(3/24/1964)                       President                                                          Institutional Equity
                                                                                                     Investments, joined Lord
                                                                                                     Abbett in 1997, formerly a
                                                                                                     Portfolio Manager Analyst
                                                                                                     at Mutual of America from
                                                                                                     1996 to 1997, prior  thereto
                                                                                                     Vice President at Mitchell
                                                                                                     Hutchins Asset
                                                                                                     Management.

Christopher J. Towle              Executive Vice                    Elected in 1999                  Partner and Investment
(10/12/1957)                      President                                                          Manager, joined Lord
                                                                                                     Abbett in 1987.

Edward von der Linde              Executive Vice                    Elected in 1999                  Partner and Investment
(6/12/1960)                       President                                                          Manager, joined Lord
                                                                                                     Abbett in 1988.

Thomas J. Baade                   Vice President                    Elected in 1999                  Senior Fixed Income
(7/13/1964)                                                                                          Analyst, joined Lord Abbett
                                                                                                     in 1998, prior thereto Vice
                                                                                                     President/Bond Analyst at
                                                                                                     Smith Barney Inc.

Eileen K. Banko                   Vice President                    Elected in 1999                  Equity Analyst, joined
(11/3/1967)                                                                                          Lord Abbett in 1990.

Joan A. Binstock                  Vice President                    Elected in 1999                  Partner and Chief
(3/4/1954)                                                                                           Operations Officer, joined
                                                                                                     Lord Abbett in 1999, prior
                                                                                                     thereto Chief Operating
                                                                                                     Officer of Morgan Grenfell.

Zane E. Brown                     Vice President                    Elected in 1996                  Partner and Director of
(12/09/51)                                                                                           Fixed Income Management,
                                                                                                     joined Lord Abbett in 1992.

David G. Builder                  Vice President                    Elected in 1999                  Equity Analyst, joined Lord
(1/4/1954)                                                                                           Abbett in 1998, formerly
                                                                                                     Equity Analyst at Bear
                                                                                                     Stearns.

Daniel E. Carper                  Vice President                    Elected in 1990                  Partner, joined Lord Abbett
(1/22/1952)                                                                                          in 1979.

Michael S. Goldstein              Vice President                    Elected in 1999                  Fixed Income Investment
(10/29/1968)                                                                                         Manager, joined Lord
                                                                                                     Abbett in 1997, prior
                                                                                                     thereto Assistant President
                                                                                                     of Credit Suisse Asset
                                                                                                     Management.

Howard E. Hansen                  Vice President                    Elected in 1999                  Investment Manager,
(10/13/1961)                                                                                         joined Lord Abbett in 1994.

NAME AND                          CURRENT POSITION                  LENGTH OF SERVICE                PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH COMPANY                      OF CURRENT POSITION              DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Paul A. Hilstad                   Vice President                    Elected in 1995                  Partner and General
(12/13/1942)                      and Secretary                                                      Counsel, joined Lord Abbett in
                                                                                                     1995.

Ellen G. Itskovitz                Vice President                    Elected in 2001                  Fixed Income Analyst,
(10/30/1957)                                                                                         joined Lord Abbett in 1998,
                                                                                                     prior thereto Vice President
                                                                                                     of Credit Research/
                                                                                                     Corporate Finance at ING
                                                                                                     Baring Securities, Inc.

Lawrence H. Kaplan                Vice President and                Elected in 1998                  Partner and Deputy General
(1/16/1957)                       Assistant Secretary                                                Counsel, joined Lord Abbett
                                                                                                     in 1997, prior thereto Vice
                                                                                                     President and Chief Counsel
                                                                                                     of Salomon Brothers Asset
                                                                                                     Management Inc.

Maren Lindestrom                  Vice President                    Elected in 2001                  Fixed Income Investment
(9/17/1962)                                                                                          Manager, joined Lord
                                                                                                     Abbett in 2000, prior
                                                                                                     thereto Director
                                                                                                     Convertible Sales at
                                                                                                     Warburg Dillon Read from
                                                                                                     1999 to 2000, prior  thereto
                                                                                                     President-Convertible Sales
                                                                                                     at Deutsche Bank Securities
                                                                                                     Inc. from 1998 to 1999,
                                                                                                     prior thereto Portfolio
                                                                                                     Manager at Nicholas
                                                                                                     Applegate Capital
                                                                                                     Management.

A. Edward Oberhaus, III           Vice President                    Elected in 1998                  Manager of Equity Trading,
(12/21/1959)                                                                                         joined Lord Abbett in 1983.

Tracie E. Richter                 Vice President                    Elected in 1999                  Director of Operations and
(1/12/1968)                                                                                          Fund Accounting, joined
                                                                                                     Lord Abbett in 1999,
                                                                                                     formerly Vice President -
                                                                                                     Head of Fund
                                                                                                     Administration of Morgan
                                                                                                     Grenfell from 1998 to
                                                                                                     1999, prior there to Vice
                                                                                                     President of Bankers Trust.

Christina T. Simmons              Vice President and                Elected in 2001                  Assistant General Counsel,
(11/12/1957)                      Assistant Secretary                                                joined Lord Abbett in 1999,
                                                                                                     formerly Assistant General
                                                                                                     Counsel of  Prudential
                                                                                                     Investments from 1998 to
                                                                                                     1999, prior thereto Counsel
                                                                                                     of Drinker, Biddle & Reath
                                                                                                     LLP, a law firm.

NAME AND                          CURRENT POSITION                  LENGTH OF SERVICE                PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH COMPANY                      OF CURRENT POSITION              DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Richard S. Szaro                  Vice President                    Elected in 1999                  Associate Investment
(10/8/1942)                                                                                          Manager-Fixed Income,
                                                                                                     joined Lord Abbett in 1983.

Francie W. Tai                    Treasurer                         Elected in 2000                  Director of Fund
(6/11/1965)                                                                                          Administration, joined Lord
                                                                                                     Abbett in 2000, formerly
                                                                                                     Manager of Goldman Sachs
                                                                                                     from 1997 to 2000, prior
                                                                                                     thereto Assistant Vice
                                                                                                     President of Bankers Trust.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI) which contains information about the Company's Directors. It is available free upon request.









THE COMPANY (UNAUDITED)

During the year ended December 31, 2001, 100% of the annual net investment income distribution paid by Growth & Income Portfolio and Mid-Cap Value Portfolio qualifies for dividends received deduction for corporations. Additionally, Growth & Income and Mid-Cap Value Portfolio paid a long-term capital gain distribution of $0.5027 and $0.0398 per share respectively to shareholders of record on December 20, 2001.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Lord Abbett Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio, Growth & Income Portfolio, International Portfolio and Mid-Cap Value Portfolio (the "Funds") as of December 31, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended (period December 3, 2001 to December 31, 2001 for Bond-Debenture Portfolio), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio, Growth & Income Portfolio, International Portfolio and Mid-Cap Value Portfolio, as of December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
February 25, 2002

                     This page is intentionally left blank.

LORD ABBETT[LOGO](R)

                                                                 PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                 PERMIT 552
                                                               HACKENSACK, NJ


This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.



               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street o Jersey City, New Jersey 07302-3973


Lord Abbett Series Fund, Inc.
  Bond-Debenture Portfolio
  Growth and Income Portfolio
  International Portfolio
  Mid-Cap Value Portfolio

                                                                     LASF-2-1201
                                                                          (2/02)